NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2018
NONVESTED SHARES
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2018	1,084,284	$3.28
Granted	244,000	$0.60
Forfeited	(325,852)	$1.67
Vested	(453,652)	$0.84
Outstanding at December 31, 2018	548,780	$5.07

Schedule of share-based compensation expenses

	Year ended December 31,
	2016	2017	2018

Fulfillment	$211	$214	$47
Selling and marketing	458	456	99
General and administrative	1,648	1,195	259
Total	$2,317	$1,865	$405